Stockholders' Deficit - Additional Information (Details) - USD ($)										3 Months Ended		6 Months Ended	8 Months Ended	12 Months Ended
	Dec. 22, 2025	Oct. 30, 2024	Oct. 25, 2024	Aug. 28, 2024	Jul. 29, 2024	Jul. 08, 2024	Jun. 06, 2024	May 31, 2024	May 08, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2025
Class of Stock [Line Items]
Ordinary shares, shares authorized		2,000,000								2,000,000		2,000,000	2,000,000	2,000,000
Ordinary shares, par value		$ 0.0001								$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued										924,167		900,104	900,104	921,354
Ordinary shares, shares outstanding										924,167		900,104	900,104	921,354
Warrants redemption covenant, threshold trading days										20 days
Common stock, voting rights		The holders of common stock have one vote for each share of common stock held of record by such holder as of the applicable record date.
Member contribution												$ 250
Restricted Stock [Member]
Class of Stock [Line Items]
Share based compensation awards canceled														33,500
Share-based payment arrangement, expense										$ 2,734,113				$ 12,565,721
Share based payment arrangement, recognized upon cancellation														10,834,542
Unrecognized compensation cost										$ 20,028,499				$ 8,931,104
Expected period for recognition										3 years 2 months 12 days				3 years 8 months 12 days
Granted, weighted average grant date fair value										$ 702.63				$ 403.23
Vested, weighted average grant date fair value										$ 627.75				$ 29.05
Restricted Stock [Member] | Research and Development Expense [Member]
Class of Stock [Line Items]
Share-based payment arrangement, expense										$ 2,101,935	$ 9,013			$ 10,049,570
Restricted Stock [Member] | General and Administrative Expense [Member]
Class of Stock [Line Items]
Share-based payment arrangement, expense										$ 632,178		$ 2,755		$ 2,516,151
Share-Based Payment Arrangement, Option [Member]
Class of Stock [Line Items]
Stock options granted										0	0	0		0
2024 Equity Incentive Plan [Member]
Class of Stock [Line Items]
Share-based compensation	160,000	100,000
Share based compensation arrangement term	10 years
Founder [Member]
Class of Stock [Line Items]
Member contribution						$ 250
Issuance/ Sale of ordinary shares, shares		900,000
GIGCAPITAL7 CORP [Member]
Class of Stock [Line Items]
Preferred shares, shares authorized										1,000,000		1,000,000	1,000,000	1,000,000
Preferred shares, shares issued										0		0	0	0
Preferred shares, shares outstanding										0		0	0	0
Proceeds from sale of units				$ 200,000,000						$ 148,000	$ 0
Exercise price of warrants										$ 11.5				$ 11.5
Percentage of warrants exercise price										115.00%				115.00%
Warrants redemption covenant, threshold trading days														20 days
Class A Ordinary Shares | GIGCAPITAL7 CORP [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized										200,000,000		200,000,000	200,000,000	200,000,000
Ordinary shares, par value										$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Redeemable ordinary shares, shares issued										20,000,000		20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued										0		0	0	0
Redeemable ordinary shares, shares outstanding										20,000,000		20,000,000	20,000,000	20,000,000
Ordinary shares, shares outstanding										0		0	0	0
Class A Ordinary Shares | Maximum
Class of Stock [Line Items]
Exercise price of warrants										$ 9.2
Class A Ordinary Shares | Maximum | GIGCAPITAL7 CORP [Member]
Class of Stock [Line Items]
Exercise price of warrants														$ 9.2
Class B Ordinary Shares | GIGCAPITAL7 CORP [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized										50,000,000		50,000,000	50,000,000	50,000,000
Purchase price per share							$ 0.01		$ 0.0001
Ordinary shares, par value								$ 0.00588235	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares issued							300,000	16,999,999		13,333,333		13,333,333	13,333,333	13,333,333
Ordinary shares, shares outstanding										13,333,333		13,333,333	13,333,333	13,333,333
Shares acquired									1
Proceeds from sale of units							$ 3,000	$ 100,000					$ 103,000	$ 0
Shares forfeited			2,000,000
Number of shares surrendered				3,833,337	659,417			300,000
Consideration received on transaction				$ 0	$ 0			$ 0
Preferred Stock | GIGCAPITAL7 CORP [Member]
Class of Stock [Line Items]
Preferred shares, shares authorized										1,000,000		1,000,000	1,000,000	1,000,000
Preferred shares, shares issued										0		0	0	0
Preferred shares, shares outstanding										0		0	0	0
Warrant | GIGCAPITAL7 CORP [Member]
Class of Stock [Line Items]
Warrants redemption covenant, threshold trading days										20 days				20 days
Warrants redemption covenant, threshold consecutive trading days										30 days				30 days
Period after business combination when warrants become exercisable										30 days				30 days
Period after offering when warrants become exercisable										12 months				12 months
Warrants exercisable expiration period after completion of business combination										5 years				5 years
Period allotted to complete the business combination										21 months				21 months
Net cash settlement value of warrants										$ 0				$ 0
Redemption price per warrant										$ 0.01				$ 0.01
Minimum period of prior written notice of redemption of warrants										30 days				30 days
Minimum price per share required for redemption of warrants										$ 18				$ 18
Warrants or rights outstanding										23,719,000		23,719,000	23,719,000	23,719,000
Warrant | Maximum | GIGCAPITAL7 CORP [Member]
Class of Stock [Line Items]
Exercise price of warrants										$ 9.2				$ 9.2
Warrant | Minimum
Class of Stock [Line Items]
Percentage of aggregate gross proceeds of equity issuances										65.00%
Warrant | Minimum | GIGCAPITAL7 CORP [Member]
Class of Stock [Line Items]
Percentage of aggregate gross proceeds of equity issuances														65.00%
Warrant | Class A Ordinary Shares | GIGCAPITAL7 CORP [Member]
Class of Stock [Line Items]
Ordinary shares, par value				$ 0.0001
Exercise price of warrants				$ 11.5